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May 31, 2016

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Funds Trust Post-Effective Amendment No. 16 to Registration Statement on Form N-1A (File Nos. 333-197427 and 811-22980)

Ladies and Gentlemen:

Our client, Angel Oak Funds Trust (the “Trust”), has enclosed, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment (“PEA”) No. 16 to the Trust’s registration statement on Form N-1A, together with all exhibits thereto (the “Registration Statement”), under the 1933 Act and Amendment No. 17 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is made for the purpose of: (i) incorporating comments received from the staff of the U.S. Securities and Exchange Commission (the “SEC”) in connection with PEA No. 13 to the Registration Statement; (ii) filing required exhibits; and (iii) making non-material changes to the Prospectus and Statement of Additional Information of the Angel Oak Multi-Strategy Income Fund, the Angel Oak Flexible Income Fund and the Angel Oak High Yield Opportunities Fund. We note that the Trust has separately filed via EDGAR correspondence a response to the comments of the staff of the SEC on PEA No. 13 to the Registration Statement.

I hereby certify that this PEA does not contain disclosures that render it ineligible to be filed under Rule 485(b).

Please contact the undersigned at (202) 261-3304 with any questions or comments.

Sincerely,

/s/ Stephen T. Cohen
Stephen T. Cohen